As filed with the Securities and Exchange Commission on November 27, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 98.48%	Value
	Aerospace and Defense - 2.16%
13,395	United Technologies Corp.	$1,048,695
	Air Freight and Logistics - 1.74%
9,980	FedEx Corp.	844,508
	Automobiles - 1.69%
83,060	Ford Motor Co.	818,972
	Beverages - 2.18%
14,945	PepsiCo, Inc.	1,057,658
	Biotechnology - 4.42%
11,780	Amgen, Inc.	993,290
17,300	Gilead Sciences, Inc. (a)	1,147,509
		2,140,799
	Capital Markets - 3.73%
47,175	Morgan Stanley	789,710
24,245	State Street Corp.	1,017,320
		1,807,030
	Chemicals - 3.33%
17,905	E.I. du pont de Nemours & Co.	900,084
6,855	Praxair, Inc.	712,097
		1,612,181
	Commercial Banks - 2.51%
35,195	Wells Fargo & Co.	1,215,283
	Communications Equipment - 4.45%
52,750	Cisco Systems, Inc.	1,006,997
18,370	QUALCOMM, Inc.	1,147,941
		2,154,938
	Computers and Peripherals - 5.90%
2,870	Apple, Inc.	1,915,036
4,560	International Business Machines Corp.	945,972
		2,861,008
	Diversifed Financial Services - 2.19%
26,260	JPMorgan Chase & Co.	1,063,005
	Diversified Telecommunication Services - 0.94%
10,000	Verizon Communications, Inc.	455,700
	Electric Utilities - 1.56%
21,250	Black Hills Corp.	755,862
	Electrical Equipment - 2.24%
14,430	Cooper Industries PLC (b)	1,083,116
	Energy Equipment and Services - 3.65%
19,065	Baker Hughes, Inc.	862,310
16,613	Ensco PLC (b)	906,405
		1,768,715
	Food Products - 3.70%
29,960	Archer-Daniels-Midland Co.	814,313
24,530	General Mills, Inc.	977,520
		1,791,833
	Health Care Equipment and Supplies - 1.83%
11,260	Becton, Dickinson & Co.	884,586
	Health Care Providers and Services - 4.13%
16,482	Express Scripts Holding Co. (a)	1,032,927
10,455	Laboratory Corporation of America Holdings (a)	966,774
		1,999,701
	Health Care Technology - 1.34%
8,375	Cerner Corp. (a)	648,309
	Hotels, Restaurants and Leisure - 2.03%
11,460	Buffalo Wild Wings, Inc. (a)	982,580
	Household Durables - 1.78%
41,820	D.R. Horton, Inc.	863,165
	Household Products - 3.55%
14,280	Church & Dwight Co., Inc.	770,977
12,715	Energizer Holdings, Inc. (a)	948,666
		1,719,643
	Industrial Conglomerates - 3.99%
10,450	3M Co.	965,789
42,515	General Electric Co.	965,516
		1,931,305
	Insurance - 1.93%
34,670	Principal Financial Group, Inc.	934,010
	Internet & Catalog Retail - 1.79%
23,375	Blue Nile, Inc. (a)	866,979
	Internet Software & Services - 2.64%
1,695	Google, Inc. - Class A (a)	1,278,878
	IT Services - 2.25%
14,755	Fiserv, Inc. (a)	1,092,313
	Machinery - 1.87%
22,670	PACCAR, Inc.	907,367
	Media - 4.54%
20,170	McGraw-Hill Companies, Inc.	1,101,080
11,585	Time Warner Cable, Inc.	1,101,270
		2,202,350
	Multi-Utilities - 1.30%
9,790	Sempra Energy	631,357
	Oil, Gas and Consumable Fuels - 7.70%
8,810	Chevron Corp.	1,026,894
14,710	Devon Energy Corp.	889,955
11,710	Exxon Mobil Corp.	1,070,879
25,090	Marathon Oil Corp.	741,911
		3,729,639
	Real Estate Investment Trusts (REITs) - 4.11%
68,095	Redwood Trust, Inc.	984,654
43,315	Starwood Property Trust, Inc.	1,007,940
		1,992,594
	Semiconductors and Semiconductor Equipment - 1.42%
136,185	Applied Micro Circuits Corp. (a)	689,096
	Software - 3.89%
15,940	Intuit	938,547
19,245	MICRO Systems, Inc. (a)	945,314
		1,883,861

	TOTAL COMMON STOCKS (Cost $39,190,595)	47,717,036

	Total Investments in Securities (Cost $39,190,595) - 98.48%	47,717,036
	Other Assets in Excess of Liabilities - 1.52%	737,828
	NET ASSETS - 100.00%	$48,454,864

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Small/Mid Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 93.03%	Value
	Building Products - 1.59%
1,125	Simpson Manufacturing Co., Inc.	$32,197
	Capital Markets - 2.73%
1,945	LPL Financial Holdings, Inc.	55,510
	Chemicals - 2.33%
575	Airgas, Inc.	47,323
	Commercial Banks - 5.08%
6,630	CoBiz Financial, Inc.	46,410
940	SVB Financial Group (a)	56,832
		103,242
	Commerical Services and Supplies - 7.38%
1,425	GeoEye, Inc. (a)	37,663
6,495	InnerWorkings, Inc. (a)	84,565
1,440	Ritchie Bros. Auctioneers, Inc.	27,691
		149,919
	Consumer Finance - 5.97%
1,685	First Cash Financial Services, Inc. (a)	77,527
3,570	Green Dot Corp. - Class A (a)	43,661
		121,188
	Diversified Consumer Services - 3.88%
2,250	Capella Education Co. (a)	78,885
	Electronic Equipment, Instruments & Components - 1.71%
1,740	FLIR Systems, Inc.	34,757
	Energy Equipment and Services - 3.15%
3,115	Superior Energy Services, Inc. (a)	63,920
	Health Care Equipment and Supplies - 4.98%
4,185	Masimo Corp. (a)	101,193
	Health Care Providers & Services - 2.58%
1,900	U.S. Physical Therapy, Inc.	52,497
	Internet & Catalog Retail - 3.29%
1,800	Blue Nile, Inc. (a)	66,762
	Internet Software & Services - 2.78%
6,700	Dice Holdings, Inc. (a)	56,414
	IT Services - 6.22%
575	Alliance Data Systems Corp. (a)	81,621
4,360	ServiceSource International, Inc. (a)	44,734
		126,355
	Machinery - 3.83%
660	Lincoln Electric Holdings, Inc.	25,773
1,530	Woodward, Inc.	51,989
		77,762
	Media - 5.46%
3,635	Imax Corp. (a)(b)	72,373
3,065	ReachLocal, Inc. (a)	38,435
		110,808
	Metals and Mining - 2.45%
1,560	Allegheny Technologies, Inc.	49,764
	Oil, Gas and Consumable Fuels - 3.58%
1,535	Whiting Petroleum Corp. (a)	72,728
	Personal Products - 4.44%
1,900	Herbalife Ltd. (b)	90,060
	Real Estate Investment Trust (REITs) - 1.55%
1,990	Terreno Realty Corp.	31,442
	Semiconductors and Semiconductor Equipment - 5.01%
715	NVE Corp. (a)	42,321
15,035	RF Micro Devices, Inc. (a)	59,388
		101,709
	Software - 8.14%
1,530	Fortinet, Inc. (a)	36,934
420	MICROS Systems, Inc. (a)	20,631
4,770	RealPage, Inc. (a)	107,802
		165,367
	Textiles, Apparel & Luxury Goods - 3.10%
2,950	True Religion Apparel, Inc.	62,924
	Trading Companies & Distributors - 1.80%
3,400	Houston Wire & Cable Co.	36,584

	TOTAL COMMON STOCKS (Cost $1,891,605)	1,889,310

	SHORT-TERM INVESTMENTS - 7.02%
142,564	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	142,564
	TOTAL SHORT-TERM INVESTMENTS (Cost $142,564)	142,564

	Total Investments in Securities (Cost $2,034,169) - 100.05%	2,031,874
	Liabilities in Excess of Other Assets - (0.05)%	(984)
	NET ASSETS - 100.00%	$2,030,890

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2012:
Davidson Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,734,045	$-	$-	$5,734,045
Consumer Staples	4,569,134	-	-	4,569,134
Energy	5,498,355	-	-	5,498,355
Financials	7,011,922	-	-	7,011,922
Health Care	5,673,394	-	-	5,673,394
Industrials	5,814,989	-	-	5,814,989
Information Technology	9,960,095	-	-	9,960,095
Materials	1,612,182	-	-	1,612,182
Telecommunication Services	455,700	-	-	455,700
Utilities	1,387,220	-	-	1,387,220
Total Common Stocks	47,717,036	-	-	47,717,036
Total Investments in Securities	$47,717,036	$-	$-	$47,717,036

Davidson Small/Mid Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$319,379	$-	$-	$319,379
Consumer Staples	90,060	-	-	90,060
Energy	136,648	-	-	136,648
Financials	311,382	-	-	311,382
Health Care	153,690	-	-	153,690
Industrials	296,462	-	-	296,462
Information Technology	484,602	-	-	484,602
Materials	97,087	-	-	97,087
Total Common Stocks	1,889,310	-	-	1,889,310
Short-Term Investments	142,564	-	-	142,564
Total Investments in Securities	$2,031,874	$-	$-	$2,031,874

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2012, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Davidson Multi-Cap Equity Fund

Cost of investments	$39,211,723

Gross unrealized appreciation	$10,432,677
Gross unrealized depreciation	(1,927,364)
Net unrealized appreciation	$8,505,313

Davidson Small/Mid Equity Fund

Cost of investments	$2,034,169

Gross unrealized appreciation	$93,100
Gross unrealized depreciation	(95,395)
Net unrealized depreciation	$(2,295)

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 11/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 11/26/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/23/12

* Print the name and title of each signing officer under his or her signature.